Real Estate Securities - Summary of Company's Real Estate Securities, CMBS (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 0	$ 171,136
CMBS 1
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		3.00%	4.70%
Available For Sale Securities, Par Value Amount		$ 13,250	$ 13,250
Fair Value		$ 12,657
CMBS 2
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		2.20%	3.80%
Available For Sale Securities, Par Value Amount		$ 10,800	$ 12,131
Fair Value		$ 10,335
CMBS 3
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		2.50%	4.10%
Available For Sale Securities, Par Value Amount		$ 40,000	$ 40,000
Fair Value		$ 38,292
CMBS 4
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		1.90%	3.70%
Available For Sale Securities, Par Value Amount		$ 8,000	$ 18,500
Fair Value		$ 7,892
CMBS 5
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		2.10%	3.10%
Available For Sale Securities, Par Value Amount		$ 24,000	$ 15,000
Fair Value		$ 23,297
CMBS 6
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		2.30%	3.20%
Available For Sale Securities, Par Value Amount		$ 12,000	$ 13,500
Fair Value		$ 11,580
CMBS 7
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		1.50%	3.40%
Available For Sale Securities, Par Value Amount		$ 20,000	$ 15,000
Fair Value		$ 18,975
CMBS 8
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		1.80%	3.20%
Available For Sale Securities, Par Value Amount		$ 25,000	$ 7,000
Fair Value		$ 23,268
CMBS 9
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities, Weighted Average Interest Rate		2.30%	3.60%
Available For Sale Securities, Par Value Amount		$ 25,665	$ 9,600
Fair Value		$ 24,840